Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Future Fund
Class Name	Class IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT Sustainable Future Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$39	0.78%
[1],[2]
Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 31,577,616
Holdings Count | $ / shares	89	[3]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$31,577,616
Total Number of Portfolio Holdings*	89
Portfolio Turnover Rate	46%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Sustainable Future Fund
Class Name	Class IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam VT Sustainable Future Fund for the period January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$52	1.03%
[4],[5]
Expenses Paid, Amount	$ 52	[4]
Expense Ratio, Percent	1.03%	[4]
Net Assets	$ 31,577,616
Holdings Count | $ / shares	89	[6]
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$31,577,616
Total Number of Portfolio Holdings*	89
Portfolio Turnover Rate	46%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.